SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Useful Lives of Property, Plant and Equipment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 2.9	$ 5.4	$ 4.4
Hangzhou office [Member]
Property, Plant and Equipment [Line Items]
Accelerated amortization due to early termination	0.2
Furniture, test or manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Computers and software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	2 years
Computers and software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Leasehold improvements [Member] | Beijing and Hangzhou offices [Member]
Property, Plant and Equipment [Line Items]
Accelerated amortization due to early termination		2.0
Leasehold improvements [Member] | Beijing office [Member]
Property, Plant and Equipment [Line Items]
Accelerated amortization due to early termination			$ 0.9